Taxes Other Than Income Taxes	12 Months Ended
Dec. 31, 2020
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Taxes Other Than Income Taxes
9	TAXES OTHER THAN INCOME TAXES

	2020	2019	2018
	RMB	RMB	RMB
Consumption tax	145,525	164,973	152,494
Resource tax	18,468	24,388	24,339
Crude oil special gain levy	178	771	4,750
Other	31,679	38,304	39,094

	195,850	228,436	220,677